Equity (Details Narrative) - USD ($)	Oct. 31, 2025	Apr. 30, 2025
Class of Stock [Line Items]
Authorized share capital	$ 100,000
Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized	950,000,000	950,000,000
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares issued	10,601,750	10,601,750
Common Class B [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares issued	15,125,251	15,125,251
Common Class A and Class B [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued	25,727,001	25,727,001